Derivative instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Outstanding Derivative Instruments

Our outstanding derivative instruments as of June 30, 2012 are summarized below:

	Oil derivatives
	Swaps		Three-way collars
				Weighted average fixed price per Bbl
	Volume MBbls	Weighted average fixed price per Bbl	Volume MBbls	Sold puts	Purchased puts	Sold calls
2012	1,003	$94.37	1,060	$73.87	$96.30	$108.78
2013	540	102.45	3,410	78.14	100.32	115.29
2014	—	—	120	85.00	100.00	116.65

	1,543		4,590

	Natural gas swaps		Natural gas basis protection swaps
	Volume BBtu	Weighted average fixed price per Btu	Volume BBtu	Weighted average fixed price per Btu
2012	8,400	$4.52	9,000	$0.23
2013	12,000	4.52	16,400	0.20
2014	4,800	3.84	14,090	0.23

	25,200		39,490

Our outstanding derivative instruments as of December 31, 2011 are summarized below:

	Oil derivatives
	Swaps		Three-way collars
	Volume MBbls	Weighted average fixed price per Bbl	Volume MBbls	Weighted average fixed price per Bbl
				Additional put option	Put	Call
2012	1,983	$94.08	1,528	$71.47	$93.92	$108.57
2013	540	102.45	1,800	75.00	97.60	118.80

	2,523		3,328

	Natural gas swaps		Natural gas basis protection swaps
	Volume BBtu	Weighted average fixed price per Btu	Volume BBtu	Weighted average fixed price per Btu
2012	12,000	$5.06	8,400	$0.30
2013	7,200	5.24	—	—

	19,200		8,400

Estimated Fair Values and Carrying Amounts of Derivative Instruments

The carrying amounts of these instruments are equal to the estimated fair values.

	As of June 30, 2012			As of December 31, 2011
	Assets	Liabilities	Net value	Assets	Liabilities	Net value
Natural gas swaps	$24,742	$(1,285)	$23,457	$30,124	$—	$30,124
Oil swaps	15,471	—	15,471	3,832	(9,744)	(5,912)
Oil collars	39,623	—	39,623	6,296	(1,247)	5,049
Natural gas basis differential swaps	8	(2,105)	(2,097)	—	(1,268)	(1,268)

Total derivative instruments	79,844	(3,390)	76,454	40,252	(12,259)	27,993
Less:
Netting adjustments (1)	3,125	(3,125)	—	10,627	(10,627)	—
Current portion asset (liability)	55,748	—	55,748	12,840	(1,505)	11,335

	$20,971	$(265)	$20,706	$16,785	$(127)	$16,658

(1)	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty.

The estimated fair values of derivative instruments are provided below. The carrying amounts of these instruments are equal to the estimated fair values.

	As of December 31, 2011			As of December 31, 2010
	Assets	Liabilities	Net value	Assets	Liabilities	Net value
Derivatives not designated as hedging instruments:
Natural gas swaps	$30,124	$—	$30,124	$32,538	$(130)	$32,408
Oil swaps	3,832	(9,744)	(5,912)	21	(58,221)	(58,200)
Oil collars	6,296	(1,247)	5,049	1,509	—	1,509
Natural gas basis differential swaps	—	(1,268)	(1,268)	220	(5,843)	(5,623)

Total derivative instruments	40,252	(12,259)	27,993	34,288	(64,194)	(29,906)
Less:
Netting adjustments (1)	10,627	(10,627)	—	32,859	(32,859)	—
Current portion asset (liability)	12,840	(1,505)	11,335	1,429	(28,853)	(27,424)

	$16,785	$(127)	$16,658	$—	$(2,482)	$(2,482)

(1)	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty.

Derivative Settlements Outstanding

Derivative settlements outstanding at June 30, 2012 and December 31, 2011 were as follows:

	June 30, 2012	December 31, 2011
Derivative settlements receivable included in accounts receivable	$8,208	$449
Derivative settlements payable included in accounts payable and accrued liabilities	$—	$5,042

Derivative settlements outstanding were as follows at December 31:

	2011	2010
Derivative settlements receivable included in accounts receivable	$449	$3,431
Derivative settlements payable included in accounts payable and accrued liabilities	$5,042	$785

Non-Hedge Derivative Gains (Losses) in Consolidated Statements of Operations

Non-hedge derivative gains (losses) in the consolidated statements of operations are comprised of the following:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
Change in fair value of commodity price swaps	$18,701	$55,176	$14,716	$5,008
Change in fair value of collars	43,682	5,934	34,574	(671)
Change in fair value of natural gas basis differential contracts	(1,202)	798	(829)	1,939
Receipts from (payments on) settlement of commodity price swaps	9,275	(13,060)	11,976	(16,342)
Receipts from settlement of collars	2,599	156	2,632	490
Payments on settlement of natural gas basis differential contracts	(527)	(1,708)	(1,004)	(4,054)

	$72,528	$47,296	$62,065	$(13,630)

“Non-hedge derivative gains” in the consolidated statements of operations are comprised of the following:

	Year ended December 31,
	2011	2010	2009
Change in fair value of commodity price swaps	$50,004	$8,610	$(79,480)
Change in fair value of costless collars	3,540	(24,846)	(53,044)
Change in fair value of natural gas basis differential contracts	4,355	9,341	(16,582)
Receipts from (payments on) settlement of commodity price swaps	(16,801)	27,332	116,445
Receipts from settlement of costless collars	1,250	28,268	49,019
Payments on settlement of natural gas basis differential contracts	(7,940)	(10,110)	(5,189)

	$34,408	$38,595	$11,169